PROMISSORY NOTE	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Promissory Note
PROMISSORY NOTE

10. PROMISSORY NOTE

During the year ended October 31, 2019, the Company received a loan of CA$150,000 (USD equivalent $112,895) from a related party. The loan was unsecured, bore interest at 18% and was due on demand. During the year ended October 31, 2020, the loan was increased by an additional CA$60,000 (USD equivalent $44,588) to CA$210,000 (USD equivalent $157,483), and was due on September 24, 2021. During the year ended October 31, 2021, the Company accrued interest expense of $1,639 (2020 – $16,655) and repaid the entire balance and interest totaling $65,761 (2020 – $101,066).

11. PROMISSORY NOTE

During the year ended October 31, 2019, the Company received a loan of CA$150,000 (USD equivalent $112,895) from a related party. The loan was unsecured, bore interest at 18% and was due on demand. During the year ended October 31, 2020, the loan was increased by an additional CA$60,000 (USD equivalent $44,588) to CA$210,000 (USD equivalent $157,483), and was due on September 24, 2021. During the year ended October 31, 2021, the Company accrued interest expense of $1,639 (2020 – $16,655) and repaid the entire balance and interest totaling $65,761 (2020 – $101,066). As at October 31, 2021, the outstanding balance was $nil (October 31, 2020 – $60,567).